Prepayments and other receivables	12 Months Ended
Dec. 31, 2016
Prepayments and other receivables
Prepayments and other receivables
7.	Prepayments and other receivables

Components of prepayments and other receivables as of December 31, 2015 and 2016 are as follows:

	2015	2016
	RMB	RMB

Advances to suppliers	29,896	73,815
Prepaid expenses	8,752	11,320
Deposits	81,700	29,840
Staff advances	20,602	33,268
VAT and other taxes receivables	148,827	366,697
Interest receivable	3,379	25,912
Other receivables	39,609	70,823

	332,765	611,675

Prepayments and other receivables are unsecured, interest-free and have no fixed terms of repayment.